SEGMENTS AND GEOGRAPHICAL INFORMATION	12 Months Ended
Feb. 29, 2012
SEGMENTS AND GEOGRAPHICAL INFORMATION
SEGMENTS AND GEOGRAPHICAL INFORMATION

19. SEGMENTS AND GEOGRAPHICAL INFORMATION

        The Company operates in one reportable segment – broadband wireless backhaul equipment.

        The following table presents total net book value of property and equipment, intangible assets and goodwill by geographic location:

	For the Year Ended
	February 29, 2012		February 28, 2011
	Amount	%	Amount	%
Canada	3,941	17%	6,296	28%
United States	16,504	70%	25,958	61%
Malaysia	1,228	5%	1,632	8%
Luxembourg	1,077	5%	—	0%
Other	674	3%	530	3%

Total	23,424	100%	34,416	100%

        The following table presents total revenues by geographic location:

	For the year ended
	February 29, 2012		February 28, 2011
	Amount	%	Amount	%
Canada	7,419	16%	7,489	6%
North America (excluding Canada)	25,522	56%	88,656	76%
Europe, Middle East, and Africa	10,724	24%	19,382	16%
Other	1,991	4%	2,483	2%

Total Revenue	45,656	100%	118,010	100%

        During each of the periods presented revenue is comprised of:

	For the year ended
	February 29, 2012		February 28, 2011
	Amount	%	Amount	%
Product Sales	39,775	87%	113,024	96%
Services	5,881	13%	4,986	4%

Total Revenue	45,656	100%	118,010	100%